SCHEDULE OF AMOUNT DUE FROM/(TO) JOINT OPERATION PARTIES (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Amount Due Fromto Joint Operation Parties
Amount due from/(to) joint operation parties	$ 4,462,298	$ 1,759,280